SEGMENT INFORMATION - Adjusted EBITDA by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 329,190	$ 262,843	$ 223,416
Utica Shale
Segment Reporting Information [Line Items]
Adjusted EBITDA	21,035	2,206	170
Ohio Gathering
Segment Reporting Information [Line Items]
Adjusted EBITDA	45,602	33,667	6,006
Williston Basin
Segment Reporting Information [Line Items]
Adjusted EBITDA	79,475	34,008	30,009
Piceance/DJ Basins
Segment Reporting Information [Line Items]
Adjusted EBITDA	109,241	110,222	110,763
Barnett Shale
Segment Reporting Information [Line Items]
Adjusted EBITDA	54,634	59,526	60,528
Marcellus Shale
Segment Reporting Information [Line Items]
Adjusted EBITDA	$ 19,203	$ 23,214	$ 15,940